Earnings Per Share - Components of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 6,218	$ 5,888	$ 5,879
Preferred dividends	(267)	(281)	(247)
Impact of preferred stock redemption	(10)
Impact of the purchase of noncontrolling interests		9
Earnings allocated to participating stock awards	(28)	(27)	(24)
Net income applicable to U.S. Bancorp common shareholders	$ 5,913	$ 5,589	$ 5,608
Average common shares outstanding	1,677	1,718	1,764
Net effect of the exercise and assumed purchase of stock awards	6	6	8
Average diluted common shares outstanding	1,683	1,724	1,772
Earnings per common share	$ 3.53	$ 3.25	$ 3.18
Diluted earnings per common share	$ 3.51	$ 3.24	$ 3.16